Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Narrative) (Details) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 FGT [Member]	Dec. 31, 2013 FGT [Member]	Dec. 31, 2013 AmeriGas [Member]	Jan. 12, 2012 AmeriGas [Member]	Dec. 31, 2013 Southern Union [Member]	Dec. 31, 2013 Related To Deductibles [Member]	Dec. 31, 2012 Related To Deductibles [Member]	Dec. 31, 2013 State and Local Jurisdiction [Member]	Dec. 31, 2013 U.S Federal [Member]
Litigation Settlement, Amount											$ 950,000	$ 250,000
Payments for Environmental Liabilities	41,000,000	12,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Lease Expiration Date	Dec. 31, 2056
Operating leases rent expense	151,000,000	60,000,000	29,000,000
Accrual for loss contingency									46,000,000	42,000,000
Environmental Costs Recognized, Recovery Credited to Expense	19,000,000
Percentage Of Recovery								50.00%
Loss Contingency, Estimated Recovery from Third Party								150000
Total environmental liabilities	403,000,000	212,000,000
Proceeds from Legal Settlements				100,000,000
Interest Awarded				19,000,000	1,000,000
Contingent Residual Support Agreement Obligation						1,550,000,000	1,500,000,000
Guarantor Obligations, Current Carrying Value	600,000,000
Operating Leases, Rent Expense, Contingent Rentals	22,000,000	6,000,000
Operating Leases, Income Statement, Sublease Revenue	$ 24,000,000	$ 4,000,000
Site Contingency, Number of Sites Needing Remediation		40